Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum rental payments under non-cancellable operating leases at December 31, 2018 are as follows (in thousands):

For the years ending December 31,
2019	$165
2020	165
2021	168
2022	171
2023	175
Thereafter	238
$1,082